COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES

15. COMMITMENTS AND CONTINGENT LIABILITIES

At March 31, 2012, the Company was contingently liable as a guarantor for housing and education loans to employees in the amount of ¥ 3 million ($ 37 thousand). The Company will be required to satisfy the outstanding loan commitments of certain employees in the event those employees are not able to fulfill their repayment obligations. The fair value of the liabilities for the Company’s obligations under the guarantees described above as of March 31, 2012, was insignificant.

Makita’s purchase obligations, mainly for raw materials, were ¥ 7,973million ($ 97,232 thousand) as of March 31, 2012.

Makita is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Makita’s consolidated financial position, results of operations, or cash flows.

Makita made rental payments of ¥ 2,264 million, ¥ 2,103 million and ¥ 2,407 million ($ 29,354 thousand) under cancelable and noncancelable operating lease agreements for offices, warehouses, automobiles and office equipment during the years ended March 31, 2010, 2011 and 2012, respectively.

The minimum rental payments required under noncancelable operating lease agreements as of March 31, 2012, were as follows:

Year ending March 31,	Yen in millions
2013	¥811
2014	726
2015	515
2016	318
2017	233
2018 and after	135

Total	¥2,738

Makita generally guarantees the performance of products delivered and services rendered for a certain period or term. Estimates for product warranty cost are made based on historical warranty claim experience. The change in accrued product warranty cost for the years ended March 31, 2010, 2011 and 2012 was summarized as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Balance at beginning of year	¥1,677	¥1,835	¥2,015	$24,573
Addition	1,484	1,601	1,482	18,073
Utilization	(1,373)	(1,344)	(1,404)	(17,122)
Foreign exchange impact	47	(77)	(61)	(744)

Balance at end of year	¥1,835	¥2,015	¥2,032	$24,780